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                           TWEEDY, BROWNE GLOBAL VALUE FUND
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                          TWEEDY, BROWNE AMERICAN VALUE FUND
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     Supplement to Statement of Additional Information,  dated July 30, 1999, as revised September 20, 1999



         The following supplements similar information found in the "Portfolio Transactions" section beginning on page 36.

         Tweedy, Browne Company LLC intends to collect transaction charges from the Tweedy, Browne Global Value Fund and Tweedy, Browne American Value Fund to cover the cost of transaction charges incurred when clearing U.S. securities through its clearing broker, U.S. Clearing Corp. Global Value Fund and American Value Fund will reimburse Tweedy, Browne Company LLC for those transaction costs.




March 24, 2000